Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,293,261.66

Principal:
Principal Collections	$17,473,741.92
Prepayments in Full	$9,748,448.20
Liquidation Proceeds	$347,287.73
Recoveries	$1,508.13
Sub Total	$27,570,985.98
Collections	$29,864,247.64

Purchase Amounts:
Purchase Amounts Related to Principal	$210,475.85
Purchase Amounts Related to Interest	$1,416.81
Sub Total	$211,892.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,076,140.30

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,076,140.30
Servicing Fee	$530,546.12	$530,546.12	$0.00	$0.00	$29,545,594.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,545,594.18
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,545,594.18
Interest - Class A-3 Notes	$286,182.34	$286,182.34	$0.00	$0.00	$29,259,411.84
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$29,154,276.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,154,276.42
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$29,099,004.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,099,004.42
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$29,057,111.75
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,057,111.75
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$29,002,278.42
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,002,278.42
Regular Principal Payment	$26,507,532.93	$26,507,532.93	$0.00	$0.00	$2,494,745.49
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,494,745.49
Residual Released to Depositor	$0.00	$2,494,745.49	$0.00	$0.00	$0.00
Total		$30,076,140.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$26,507,532.93
Total					$26,507,532.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,507,532.93	$63.08	$286,182.34	$0.68	$26,793,715.27	$63.76
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$26,507,532.93	$19.75	$543,315.76	$0.40	$27,050,848.69	$20.15

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$418,803,419.66	0.9966764	$392,295,886.73	0.9335933
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$611,853,419.66	0.4558416	$585,345,886.73	0.4360930

Pool Information
Weighted Average APR	4.203%	4.201%
Weighted Average Remaining Term	40.21	39.38
Number of Receivables Outstanding	37,457	36,626
Pool Balance	$636,655,341.19	$608,598,502.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$614,583,333.50	$587,654,947.98
Pool Factor	0.4667618	0.4461921

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$9,128,977.53
Yield Supplement Overcollateralization Amount	$20,943,554.23
Targeted Overcollateralization Amount	$23,252,615.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,252,615.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	19

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		100	$276,885.28
(Recoveries)		62	$1,508.13
Net Losses for Current Collection Period			$275,377.15
Cumulative Net Losses Last Collection Period			$4,110,212.17
Cumulative Net Losses for all Collection Periods			$4,385,589.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.52%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.57%	482	$9,551,112.82
61-90 Days Delinquent	0.15%	39	$889,206.70
91-120 Days Delinquent	0.02%	6	$103,077.57
Over 120 Days Delinquent	0.08%	25	$465,625.95
Total Delinquent Receivables	1.81%	552	$11,009,023.04

Repossession Inventory:
Repossessed in the Current Collection Period		30	$576,016.72
Total Repossessed Inventory		43	$911,177.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4153%
Preceding Collection Period			0.3601%
Current Collection Period			0.5311%
Three Month Average			0.4355%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1698%
Preceding Collection Period			0.2216%
Current Collection Period			0.1911%
Three Month Average			0.1942%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer